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                                    [LETTERHEAD]


May 1, 1998

VIA ELECTRONIC FILING

Securities & Exchange Commission
450 Fifth Street NW
Washington, DC   20549

Re:  SAFECO Resource Series Trust
     1933 Act File No. 33-06547
     1940 Act File No. 811-4717

Ladies and Gentlemen:

The enclosed filing of the above-referenced Registrant's Statement of Additional Information dated April 30, 1998 is made pursuant to Rule 497(c) of the Securities Act of 1933, as amended.

If you have any comments or questions concerning the filing, please call me at
(206) 548-7075.

Sincerely,

/s/ Margaret E. DiDonna
---------------------------
Margaret E. DiDonna
Counsel

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                             SAFECO RESOURCE SERIES TRUST
                                   EQUITY PORTFOLIO
                                   GROWTH PORTFOLIO
                                 NORTHWEST PORTFOLIO
                            SMALL COMPANY STOCK PORTFOLIO
                                    BOND PORTFOLIO
                                MONEY MARKET PORTFOLIO

                         Statement of Additional Information

                                      ---------


This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectuses for the Portfolios listed above. Copies of the Portfolios' Prospectuses may be obtained by calling 1-800-624-5711 or by writing SAFECO Securities, Inc., S-3 SAFECO Plaza, Seattle, Washington 98185.

The date of the most current Prospectuses to which this Statement of Additional Information relates is April 30, 1998. The date of this Statement of Additional Information is April 30, 1998.


Shares of the Trust are offered to life insurance companies, which may or may not be affiliated with one another ("Participating Insurance Companies"), for allocation to certain of their separate accounts established for the purpose of funding variable life insurance policies and variable annuity contracts, and may also be offered directly to qualified pension and retirement plans ("Qualified Plans"). The Participating Insurance Companies and the Qualified Plans may or may not make all Portfolios described in this Statement of Additional Information available for investment.


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                                  TABLE OF CONTENTS


Investment Policies                    3         Additional Performance     20
                                                 Information

Additional Investment Information     10     Trustees and Officers          23

Special Risks of Below Investment     18     Investment Advisory and        26
  Grade Bonds                                Other Services

Principal Shareholders of the         19     Brokerage Practices            28
  Portfolios

                                             Distributions and Tax          29
Additional Information on             19     Information
  Calculation of Net Asset Value
  Per Share                                  Financial Statements           30








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INVESTMENT POLICIES


The Equity Portfolio, Growth Portfolio, Northwest Portfolio, Small Company Stock Portfolio ("Small Company Portfolio"), Bond Portfolio and Money Market Portfolio (collectively, the "Portfolios") are each a series of the SAFECO Resource Series Trust ("Trust"). The investment policies of the Portfolios are described in each Portfolio's Prospectus and this Statement of Additional Information. These policies state the investment practices that each Portfolio will follow, in some cases limiting investments to a certain percentage of assets, as well as those investment activities that are prohibited. The types of securities (E.G., common stock, U.S. Government securities or bonds) a Portfolio may purchase are also disclosed in its Prospectus. Before a Portfolio purchases a security that the following policies permit but which is not currently described in its Prospectus, its Prospectus will be amended or supplemented to describe the security. The following information supplements the discussion of investment policies and limitations in each Portfolio's Prospectus.


Each Portfolio's fundamental policies may not be changed without the approval of a majority of its outstanding voting securities as defined in the Investment Company Act of 1940 ("1940 Act"). For purposes of such approval, the vote of a majority of the outstanding voting securities of a Portfolio means the vote, at a meeting of the shareholders of such Portfolio duly called, (i) of 67% or more of the voting securities present at such meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or
(ii) of more than 50% of the outstanding voting securities, whichever is less.

FUNDAMENTAL INVESTMENT POLICIES OF THE EQUITY PORTFOLIO, GROWTH PORTFOLIO, NORTHWEST PORTFOLIO, BOND PORTFOLIO AND MONEY MARKET PORTFOLIO

Each Portfolio will NOT:

 1. Invest more than five percent (5%) of any Portfolio's total assets in the securities of any one issuer (other than securities issued by the U.S. Government, its agencies and instrumentalities), except (i) with respect to the Equity, Growth, Northwest, Bond and Money Market Portfolios, up to twenty-five percent (25%) of the value of each Portfolio's assets (not including securities issued by another investment company) may be invested without regard to this limit and (ii) with respect to the Bond and Money Market Portfolios, up to one hundred percent (100%) of total assets may be invested in obligations of or guaranteed by the U.S. Government, its agencies or instrumentalities.

 2. Purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies and instrumentalities) if such purchase would cause more than ten percent (10%) of any class of securities of such issuer to be held by a Portfolio.

 3.  a.   With respect to the Equity, Growth, Northwest and Money Market
          Portfolios, concentrate its investments in particular industries and in no event will the respective Portfolio invest twenty-five (25%) or more of its assets in any one industry. Securities of foreign banks and foreign branches of U.S. banks are considered to be one industry. This limitation does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or to certificates of deposit or bankers' acceptances issued by domestic banks.


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     b.   With respect to the Bond Portfolio, invest more than twenty-five percent (25%) of its assets in securities of issuers in the same industry. This restriction does not apply to mortgage-related securities or to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

 4. Invest more than five percent (5%) of the total assets of any Portfolio in securities of issuers which with their predecessors have a record of less than three years continuous operation.

 5. Make loans to others, except through the purchase of publicly-distributed debt obligations or repurchase agreements.

 6. Borrow money, except from banks or affiliates of SAFECO Corporation at an interest rate not greater than that available to a Portfolio from commercial banks, and then only for temporary or emergency purposes and not for investment purposes, and in an amount not exceeding five percent (5%) of a Portfolio's assets at the time of borrowing.

 7. Make short sales (sales of securities not presently owned) or purchase securities on margin, except where the Trust has at the time of the sale by virtue of its ownership in other securities the right to obtain securities equivalent in kind and amount to the securities sold and except for such short-term credits as are necessary for the clearance of transactions, respectively.

 8. Purchase or retain the securities of any issuer any of whose officers, directors or security holders is an officer or trustee of the Trust if, or so long as, any such officer or trustee owns beneficially more than one-half (1/2) of one percent (1%) of such securities and the officers or trustees of the Trust, together own beneficially more than five percent (5%) of such securities.

 9. Invest in commodities or commodity futures contracts or in real estate, except the Trust may invest in securities which are secured by real estate and securities which are of issuers which invest in or deal in real estate.

10. Underwrite securities issued by others, except to the extent that the Trust may be deemed to be an underwriter under the federal securities laws in connection with the disposition of portfolio securities.

11.  Issue or sell any senior security.

12. Purchase from or sell portfolio securities to any officer or director, the Trust's investment adviser, principal underwriter or any affiliates or subsidiaries thereof.

FUNDAMENTAL INVESTMENT POLICIES OF THE SMALL COMPANY PORTFOLIO

The Small Company Portfolio will NOT:

1. Purchase the securities of any issuer (except the U.S. Government, its agencies or instrumentalities) if as a result more than 5% of the value of the Small Company Portfolio's total assets would be invested in the securities of such issuer or the Small Company Portfolio would own or hold more than 10% of


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     the outstanding voting securities of such issuer, except that up to 25% of the value of such assets (which 25% shall not include securities issued by another investment company) may be invested without regard to these limits;

2. Borrow money, except the Small Company Portfolio may borrow money for temporary and emergency purposes (not for leveraging or investment purposes) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings by the Small Company Portfolio that come to exceed this amount shall be reduced within three business days to the extent necessary to comply with the 33 1/3% limit. "Business Day" means any day the New York Stock Exchange is open for trading;

3. Act as underwriter of securities issued by any other person, firm or corporation; except to the extent that, in connection with the disposition of portfolio securities, the Small Company Portfolio may be deemed an underwriter under federal securities laws;

4. Issue senior securities, except as permitted under the 1940 Act, the rules or regulations promulgated thereunder or pursuant to a no-action letter or an exemptive order issued by the Securities and Exchange Commission;

5. Purchase the securities of any issuer (except the U.S. Government, its agencies or instrumentalities) if, as a result, more than 25% of the Small Company Portfolio's total assets would be invested in securities of companies whose principal business activities are in the same industry;

6. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; however, the Small Company Portfolio may purchase or sell options or futures contracts and invest in securities or other instruments backed by physical commodities;

7. Lend any security or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties; however, this limit does not apply to purchases of debt securities or to repurchase agreements; and

8.   Purchase or sell real estate, except real estate investment trusts.

NON-FUNDAMENTAL INVESTMENT POLICIES

In addition to the policies described in the Prospectus, each Portfolio has adopted the non-fundamental policies described below that may be changed by the Trust's Board of Trustees without shareholder approval.

NON-FUNDAMENTAL INVESTMENT POLICIES OF THE EQUITY PORTFOLIO, GROWTH PORTFOLIO, NORTHWEST PORTFOLIO, BOND PORTFOLIO AND MONEY MARKET PORTFOLIO

 1. A Portfolio may not participate on a joint or joint and several basis in any trading account in securities, except that a Portfolio may join with other transactions executed by the investment adviser or the investment adviser's parent company and any subsidiary thereof, for the purpose of seeking better net results on portfolio transactions or lower brokerage commission rates.

 2. A Portfolio may not purchase securities with unlimited liability, I.E., securities for which the holder may be assessed for amounts in addition to the subscription or other price paid for the security.


 3.  The Equity, Bond and Money Market Portfolios may not purchase or sell



                                          5
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     put or call options or combinations thereof.


 4. The Growth and Northwest Portfolios may not purchase puts, calls, straddles, spreads or any combination thereof if by reason thereof the value of the Portfolio's aggregate investment in such classes of securities would exceed 5% of its total assets.

 5. A Portfolio may not invest in oil, gas or other mineral exploration or development programs or in arbitrage transactions.

 6. A Portfolio may not trade in foreign exchange, except as may be necessary to convert the proceeds of the sale of foreign portfolio securities into U.S. dollars.

 7. A Portfolio may not enter into a repurchase agreement for longer than seven days, except that the Money Market Portfolio may invest up to 10% of its net assets in repurchase agreements that mature in more than 7 days.

 8. A Portfolio may not purchase the securities of any other investment company or investment trust, except by purchase in the open market where no commission or profit to a broker or dealer results from such purchase other than the customary broker's commissions, or except as part of a merger, consolidation or acquisition. A Portfolio will not invest more than ten percent (10%) of its total assets in shares of other investment companies, invest more than five percent (5%) of its total assets in a single investment company nor purchase more than three percent (3%) of the outstanding voting securities of a single investment company. The Trust's investment adviser will waive its advisory fees for assets invested in other investment companies.

 9. The Trust's Equity, Growth, Northwest and Bond Portfolios may purchase as temporary investments for their cash commercial paper, certificates of deposit, no-load, open-end money market funds (subject to the limitations in subparagraph 8 above), repurchase agreements (subject to the limitations in subparagraph 7 above) or any other short-term instrument that the Trust's investment adviser deems appropriate.

     Commercial paper must be rated A-1 or A-2 by Standard & Poor's Ratings Group ("S&P") or Prime-1 or Prime-2 by Moody's Investors Service, Inc. ("Moodys") or issued by companies with an unsecured debt issue currently outstanding rated AA by S&P or Aa or higher by Moody's.

10. While the Trust will not engage primarily in trading in the Equity, Growth, Northwest and Bond Portfolios for the purpose of short-term profits, it may at times make investments for short-term purposes when such action is believed to be desirable and consistent with sound investment procedures. The Trust will dispose of securities whenever it is deemed advisable without regard to the length of time the securities have been held.

11. The Trust's Money Market Portfolio may invest in short-term instruments, or long-term instruments with characteristics qualifying them as short-term instruments, which at the time of purchase are rated in the highest rating category by at least two nationally recognized rating organizations or, if rated by only one organization, are rated in the highest category by that organization, and which in the opinion of the Money Market Portfolio's investment adviser present minimal credit risks.



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12.  The Trust's Money Market Portfolio may invest in short-term instruments, or long-term instruments with characteristics qualifying them as short-term instruments, which at the time of purchase are split-rated (i.e. rated in the highest category by one nationally recognized rating organization and the second highest category by at least one other such organization), are rated in the second highest rating category by at least two nationally recognized rating organizations or, if rated by only one organization are rated in the second highest category by that organization and which in the opinion of the Money Market Portfolio's investment adviser present minimal credit risks. However, the Money Market Portfolio may invest no more than five percent (5%) of total assets in these securities and may invest only the greater of $1 million or one percent (1%) of total assets in such securities from the same issuer.

13. The Trust's Money Market Portfolio may invest in short-term instruments, or long-term instruments with characteristics qualifying them as short-term instruments, which are unrated if such securities are determined to be comparable in quality to securities rated as described in paragraphs 11 and 12 and which in the opinion of the Money Market Portfolio's investment adviser present minimal credit risks. The Money Market Portfolio will invest no more than twenty percent (20%) of total assets in unrated securities which in SAM's opinion are comparable to securities in the highest rating category. Purchases of unrated securities which in SAM's opinion are comparable to split-rated securities are subject to the five percent (5%) and one percent (1%) limitations described in paragraph 12.

14. Subject to the maturity requirements stated in the Money Market Portfolio's investment objective and the quality and credit risk requirements set forth in paragraphs 11-13, the Money Market Portfolio may purchase the following types of securities:


     a.   Commercial paper obligations.

     b. Negotiable and non-negotiable time deposits and certificates of deposit, bankers' acceptances and other short-term debt obligations of banks. The Money Market Portfolio will not invest in any security issued by a commercial bank unless (a) the bank has total assets of at least $1 billion or the equivalent in other currencies or, in the case of United States banks which do not have total assets of at least $1 billion, the aggregate investment made in any one such bank is limited to $100,000 and the principal sum of such investment is insured in full by the Federal Deposit Insurance Corporation (FDIC), (b) in the case of a United States bank, it is a member of the FDIC, and (c) in the case of a foreign bank, the security is in the opinion of management of an investment quality comparable with other debt securities which may be purchased by the Money Market Portfolio. These limitations do not prohibit investment in securities issued by foreign branches of U.S. banks, provided the U. S. banks meet the foregoing requirements.

     c. Corporate obligations such as publicly-traded bonds, debentures and notes.


15. The Trust may not invest more than five percent (5%) of the net assets of the Equity, Growth and Northwest Portfolios in warrants valued at the lower of cost or market. Warrants acquired as a result of unit offerings or attached



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     to securities may be deemed without value for purposes of the five percent
     (5%) limitation.


16.  A Portfolio will not issue long-term debt securities.

17. A Portfolio will not invest in any security for the purpose of acquiring or exercising control or management of the issuer.

18. The Growth Portfolio will normally invest a preponderance of assets in common stocks selected primarily for potential appreciation. The Northwest Portfolio will invest primarily in shares of common stock selected primarily for potential appreciation that have been issued by Northwest companies. In determining these common stocks which have the potential for long-term growth, the Trust's investment adviser will evaluate the issuer's financial strength, quality of management and earnings power.

19. The Northwest Portfolio may occasionally invest in securities convertible into common stock when, in the opinion of SAM, the expected total return of a convertible security exceeds the expected total return of common stock eligible for purchase by the Portfolio.

20. The Equity Portfolio may invest up to ten percent (10%) of its total assets in shares of real estate investment trusts ("REITs"). The Growth and Northwest Portfolios may invest up to five percent (5%) of their total assets in shares of real estate investment trusts ("REITs").

21. The Equity Portfolio may invest up to 5% of total assets in closed-end investment companies and investment trusts (other than REITS).

22. The Equity Portfolio may purchase fixed-income securities in accordance with business and financial conditions.

23. The Bond and Money Market Portfolios may invest up to 10% of total assets in restricted securities eligible for resale under Rule 144A ("Rule 144A securities"), provided that SAM has determined that such securities are liquid under guidelines adopted by the Board of Trustees.

24. The Equity, Growth and Northwest Portfolios may invest in Rule 144A securities, provided that SAM has determined that such securities are liquid under guidelines adopted by the Board of Trustees, except that the Equity, Growth and Northwest Portfolios may each invest up to 10% of their respective total assets in 144A securities that are illiquid.


25. The Equity, Growth, Northwest and Money Market Portfolios of the Trust may not purchase foreign securities, unless at the time thereof, such purchase would not cause more than five percent (5%) of the total assets of a Portfolio (taken at market value) to be invested in foreign securities. This restriction does not apply to the Bond Portfolio.

WHILE THE TRUST CAN INVEST IN THE TYPES OF SECURITIES OR ENGAGE IN THE PRACTICES WHICH FOLLOW IF THE APPLICABLE LIMITATIONS ARE MET, IT HAS NO PRESENT INTENTION TO DO SO IN THE COMING YEAR. BEFORE THE TRUST PURCHASES THESE TYPES OF SECURITIES OR ENGAGES IN THESE PRACTICES WITHIN THE ALLOWED LIMITS, THE PROSPECTUS WILL BE AMENDED OR SUPPLEMENTED TO IDENTIFY OR DESCRIBE THE SECURITY.

26.  A Portfolio may not pledge, mortgage or hypothecate portfolio securities,



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     except that to secure borrowings permitted by the fundamental policy on borrowing, a Portfolio may pledge securities having a market value at the time of the pledge not exceeding ten percent (10%) of the Portfolio's net assets.

NON-FUNDAMENTAL INVESTMENT POLICIES OF THE SMALL COMPANY PORTFOLIO

 1. The Small Company Portfolio will not make short sales (sales of securities not presently owned), except where the Portfolio has at the time of sale, by virtue of its ownership in other securities, the right to obtain at no additional cost securities equivalent in kind and amount to the securities to be sold;

 2. The Small Company Portfolio will not purchase securities issued by any other investment company, except by purchase in the open market where no commission or profit to a broker or dealer results from such purchase, other than the customary broker's commissions, or except when such purchase, although not made in the open market, is part of a merger, consolidation or acquisition. Nothing in this policy shall prevent any purchase for the purpose of effecting a merger, consolidation or acquisition of assets expressly approved by the shareholders after full disclosure of any commission or profit to the principal underwriter;

 3. The Small Company Portfolio will not invest in oil, gas or other mineral exploration, development programs or leases;

 4. The Small Company Portfolio will not invest more than 5% of its net assets in warrants. Warrants acquired by the Portfolio in units or attached to securities are not subject to the 5% limit;

 5. The Small Company Portfolio will not invest more than 10% of its total assets in real estate investment trusts, nor will the Portfolio invest in interests in real estate investment trusts that are not readily marketable or interests in real estate limited partnerships not listed or traded on the Nasdaq Stock Market if, as a result, the sum of such interests considered illiquid and other illiquid securities would exceed 15% of the Portfolio's net assets;

 6. The Small Company Portfolio will not purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments made in connection with futures contracts and options on futures shall not constitute purchasing securities on margin;

 7. The Small Company Portfolio may borrow money only from a bank or SAFECO Corporation or affiliates thereof or by engaging in reverse repurchase agreements with any party. The Portfolio will not purchase any securities while borrowings equal to or greater than 5% of its total assets are outstanding;

 8. The Small Company Portfolio will not purchase any security, if as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued;

 9. The Small Company Portfolio will not make loans to any person, firm or corporation, but the purchase by the Portfolio of a portion of an issue of publicly distributed bonds, debentures or other securities issued by persons other than the Portfolio, whether or not the purchase was made upon the original issue of securities, shall not be considered a loan within the prohibition of this section;


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10.  The Small Company Portfolio will not purchase or retain the securities of any issuer if, to the knowledge of the Portfolio's management, the officers and Trustees of the Trust and the officers and directors of the investment adviser to the Portfolio (each owning beneficially more than 0.5% of the outstanding securities of an issuer) own in the aggregate 5% or more of the securities of the issuer;


11. The Small Company Portfolio may invest in restricted securities eligible for resale under Rule 144A, provided that SAM has determined that such securities are liquid under guidelines adopted by the Board of Trustees, except that the Portfolio may invest up to 10% of its total assets in 144A securities that are illiquid.


12. The Small Company Portfolio shall not engage primarily in trading for short-term profits, but it may from time to time make investments for short-term purposes when such action is believed to be desirable and consistent with sound investment policy. The Portfolio may dispose of securities whenever its adviser deems advisable without regard to the length of time they have been held;

13. The Small Company Portfolio will not purchase securities of companies which together with any predecessors have a record of less than 3 years of continuous operation, if such purchase at the time thereof would cause more than 5% of the Portfolio's total assets to be invested in the securities of such companies;

14. The Small Company Portfolio will not purchase puts, calls, straddles, spreads or any combination thereof, if by reason thereof the value of its aggregate investment in such classes of securities would exceed 5% of its total assets; provided, however, that nothing herein shall prevent the purchase, ownership, holding or sale of warrants where the grantor of the warrants is the issuer of the underlying securities; and

15. The Small Company Portfolio will not purchase or sell commodities or commodity contracts.

ADDITIONAL INVESTMENT INFORMATION

Unless otherwise noted, each Portfolio may make some or all of the following investments, among others, although they may not buy all of the types of securities that are described.

 1. RESTRICTED SECURITIES AND RULE 144A SECURITIES. Restricted securities are securities that may be sold only in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933 ("1933 Act") or, if they are unregistered, pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional markets for unregistered securities and the importance of institutional investors in the formation of capital, the Securities and Exchange Commission ("SEC") has adopted Rule 144A under the 1933 Act, which is designed to further facilitate efficient trading among institutional investors by permitting the sale of Rule 144A securities to qualified institutional buyers. To the extent privately placed securities held by a Portfolio qualify under Rule 144A and an institutional market develops for those securities, the Portfolio likely will be able to dispose of the securities without registering them under the 1933 Act. SAM, acting under guidelines established by the Trust's Board of Trustees, may determine that certain securities qualified for


                                          10
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     trading under Rule 144A are liquid.

     Where registration is required, a Portfolio may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Portfolio may be permitted to sell a security under an effective registration statement. If during such a period adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it decided to sell. To the extent privately placed securities are illiquid, purchases thereof will be subject to any limitations on investments in illiquid securities. Restricted securities for which no market exists are priced at fair value as determined in accordance with procedures approved and periodically reviewed by the Trust's Board of Trustees.

 2. REPURCHASE AGREEMENTS. Repurchase agreements are transactions in which a Portfolio purchases securities from a bank or recognized securities dealer and simultaneously commits to resell the securities to the bank or dealer at an agreed-upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities. A Portfolio maintains custody of the underlying securities prior to their repurchase; thus, the obligation of the bank or dealer to pay the repurchase price on the date agreed to is, in effect, secured by such securities. If the value of these securities is less than the repurchase price, plus any agreed-upon additional amount, the other party to the agreement must provide additional collateral so that at all times the collateral is at least equal to the repurchase price, plus any agreed-upon additional amount.

     Repurchase agreements carry certain risks not associated with direct investments in securities, including possible declines in the market value of the underlying securities and delays and costs to a Portfolio if the other party to a repurchase agreement becomes bankrupt. Each Portfolio intends to enter into repurchase agreements only with banks and dealers in transactions believed by SAM to present minimum credit risks in accordance with guidelines established by the Trust's Board of Trustees. SAM will review and monitor the creditworthiness of those institutions under the general supervision of the Board of Trustees.

 3. ILLIQUID SECURITIES. Illiquid securities are securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which they are valued. The Portfolios do not intend to purchase illiquid securities but the market for some securities may become illiquid following purchase by a Portfolio. Due to the absence of an active trading market, a Portfolio may experience difficulty in valuing or disposing of illiquid securities. SAM determines the liquidity of the securities pursuant to guidelines adopted by the Trust's Board of Trustees.

 4. WARRANTS. A warrant is an option issued by a corporation that gives the holder the right to buy a stated number of shares of common stock of the corporation at a specified price within a designated time period. Warrants may be purchased and sold separately or attached to stocks or bonds as part of a unit offering. The term of a warrant may run from two to five years and in some cases the term may be longer. The exercise price carried by the warrant is usually well above the prevailing market price of the underlying common stock at the time the warrant is issued. The holder of a warrant has no voting rights and receives no dividends. Warrants are freely transferable and may trade on the major national exchanges.


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     Warrants may be speculative. Generally, the value of a warrant will fluctuate by greater percentages than the value of the underlying common stock. The primary risk associated with a warrant is that the term of the warrant may expire before the exercise price of the common stock has been reached. Under these circumstances, a Portfolio could lose all of its principal investment in the warrant.

     A Portfolio will invest in a warrant only if the Portfolio has the authority to hold the underlying common stock. Additionally, if a warrant is part of a unit offering, a Portfolio will purchase the warrant only if it is attached to a security in which the Portfolio has authority to invest. In all cases, a Portfolio will purchase warrants only after SAM determines that, in its opinion, the exercise price for the underlying common stock is likely to be achieved within the required time-frame and that an actively traded market exists. SAM will make this determination by analyzing the issuer's financial health, quality of management and any other factors deemed to be relevant.

 5. REAL ESTATE INVESTMENT TRUSTS. Real estate investment trusts ("REITs") purchase real property, which is then leased, and make mortgage investments. For federal income tax purposes REITs attempt to qualify for beneficial tax treatment by distributing at least 95% of their taxable income. If a REIT were unable to qualify for such beneficial tax treatment, it would be taxed as a corporation and distributions to its shareholders would not be deductible by it in computing its taxable income.

     REITs are dependent upon the successful operation of the properties owned and the financial condition of lessees and mortgagors. The value of REIT units will fluctuate depending on the underlying value of the real property and mortgages owned and the amount of cashflow (net income plus depreciation) generated and paid out. In addition, REITs typically borrow to increase funds available for investment. Generally there is a greater risk associated with REITs which are highly leveraged.

 6. CONVERTIBLE SECURITIES. Convertible bonds and convertible preferred stock may be exchanged for a stated number of shares of the issuer's common stock at a certain price known as the conversion price. The conversion price is usually greater than the price of the common stock at the time the convertible security is purchased. Generally, the interest rate of convertible bonds and the yield of convertible preferred stock will be lower than the issuer's non-convertible securities. Also, the value of convertible securities will normally vary with the value of the underlying common stock and fluctuate inversely with interest rates. However, convertible securities may show less volatility in value than the issuer's non-convertible securities. A risk associated with convertible bonds and convertible preferred stock is that the conversion price of the common stock will not be attained.

 7. YANKEE DEBT SECURITIES AND EURODOLLAR BONDS. (Equity, Growth, Northwest, Bond and Money Market Portfolios only.) The Yankee Sector is made up of securities issued in the U.S. by foreign issuers. These bonds involve investment risks that are different from those of domestic issuers. Such risks may include nationalization of the issuer, confiscatory taxation by the foreign government, establishment of controls by the foreign government that would inhibit the remittance of amounts due a Portfolio, lack of comparable publicly-available information concerning foreign issuers, lack of comparable accounting and auditing practices in foreign countries and finally, difficulty in enforcing claims against foreign issuers in the event of default.

     SAM will make every effort to analyze potential investments in foreign issuers on the same basis as the rating services analyze domestic issuers. Because public information is not always comparable to that available on domestic issuers, this may not be possible. Therefore, while SAM will make every effort to select investments in foreign securities on the same basis relative to quality and risk as its investments in domestic securities, it may not always be able to do so.

     Eurodollar Bonds are bonds issued by either U.S. or foreign issuers that are traded in the European bond markets and denominated in U.S. dollars. Eurodollar bonds are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar bonds are subject to certain sovereign risks. One such risk is the possibility that a foreign government might prevent dollar-denominated funds from flowing across its borders. Eurodollar Bonds issued by foreign issuers also are subject to the same risks as Yankee Sector bonds.


 8. MORTGAGE-BACKED SECURITIES. (Bond and Money Market Portfolios only.) Unlike conventional bonds, the principal with respect to mortgage-backed securities is paid back over the life of the loan rather than at maturity. Consequently, the Portfolio will receive monthly scheduled payments of both principal and interest. In addition, the Portfolio may receive unscheduled prepayments on the underlying mortgages. Since the Portfolio must reinvest scheduled and unscheduled principal payments at prevailing interest rates and such interest rates may be higher or lower than the current yield of the Portfolio's portfolio, mortgage-backed securities may not be an effective means to lock in long-term interest rates. In addition, while prices of mortgage-backed securities, like conventional bonds, are inversely affected by changes in interest rate levels, because of the likelihood of increased prepayments of mortgages in times of declining interest rates, they have less potential for capital appreciation than comparable fixed-income securities and may in fact decrease in value when interest rates fall.

     The rate of interest payable on collateralized mortgage obligation ("CMO") classes may be set at levels that are either above or below market rates at the time of issuance, so that the securities will be sold at a substantial premium to, or at a discount from, par value. There is the risk that the Portfolio may fail to recover any premium it pays due to market conditions and/or mortgage prepayments. A Portfolio will not invest in interest-only or principal-only classes -- such investments are extremely sensitive to changes in interest rates.

     Some CMO classes are structured to pay interest at rates that are adjusted in accordance with a formula, such as a multiple or fraction of the change in a specified interest rate index, so as to pay at a rate that will be attractive in certain interest rate environments but not in others. For example, a CMO may be structured so that its yield moves in the same direction as market interest rates - I.E., the yield may increase as rates increase and decrease as rates decrease - but may do so more rapidly or to a greater degree. Other CMO classes may be structured to pay floating interest rates that either move in the same direction or the opposite of short-term interest rates. The market value of such securities may be more volatile than that of a fixed rate obligation. Such interest rate formulas may be combined with other CMO characteristics.

 9. WHEN-ISSUED OR DELAYED-DELIVERY SECURITIES (Money Market and Small Company Portfolios only). Under this procedure, a Portfolio agrees to acquire securities (whose terms and conditions, including price, have been fixed by the issuer) that are to be issued and delivered against payment in the future. Delivery of securities so sold normally takes place 30 to 45 days (settlement date) after the date of the commitment. No interest is earned by a Portfolio prior to the settlement date. The value of securities sold on a "when-issued" or "delayed-delivery" basis may fluctuate before the settlement date and the Portfolio bears the risk of such fluctuation from the date of purchase. A Portfolio may dispose of its interest in those securities before delivery.


10. SHORT-TERM INVESTMENTS. The Equity, Growth, Northwest and Bond Portfolios may purchase short-term securities under those circumstances where they have cash to manage for a short-term time period or as a defensive measure when, in the investment adviser's opinion, business or economic conditions warrant. Certificates of deposit must be issued by banks or savings and loan associations which have total assets of at least $1 billion or, in the case of a bank or savings and loan association not having total assets of at least $1 billion, the bank or savings and loan association is insured by the Federal Deposit Insurance Corporation in which case the Portfolio will limit its investment to the statutory insurance coverage.


11. FOREIGN SECURITIES. Foreign securities are securities issued in and traded in foreign markets and contain greater risks (including currency risk) than securities issued in and traded in U.S. markets. The Equity, Growth, Northwest and Money Market Portfolios may not purchase foreign securities, unless at the time thereof, such purchase would not cause more than five percent (5%) of the total assets of a Portfolio (taken at market value) to be invested in foreign securities. The Money Market Portfolio may purchase dollar-denominated commercial paper issued in the U.S. by foreign entities (as described in the Prospectus). The Small Company Stock Portfolio may invest up to 10% of its total assets (taken at market value) in foreign securities. The Bond Portfolio may invest up to 30% of its total assets(taken at market value) in foreign securities. While investments in foreign securities are intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability) and the potentially adverse effects of unavailability of public information regarding issuers, reduced governmental supervision regarding financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial standards or the application of standards that are different or less stringent than those applied in the U.S.


12. ASSET-BACKED SECURITIES. (Equity, Growth, Northwest, Bond and Money Market Portfolios only.) Asset-backed securities represent interests in, or are secured by and payable from, pools of assets such as (but not limited to) consumer loans, automobile receivable securities, credit card receivable securities, and installment loan contracts. The assets underlying the securities are securitized through the use of trusts and special purpose corporations. These securities may be supported by credit enhancements such as letters of credit. Payment of interest and principal ultimately depends upon borrowers paying the underlying loans. Repossessed collateral may be unavailable or inadequate to support payments on defaulted asset-backed securities. In addition, asset-backed securities are subject to prepayment risks which may reduce the overall return of the investment.

     Automobile receivable securities represent undivided fractional interests in a trust whose assets consist of a pool of automobile retail installment sales contracts and security interests in vehicles securing the contracts. Payments of principal and interest on the certificates issued by the automobile receivable trust are passed through periodically to certificate holders and are generally guaranteed up to specified amounts by a letter of credit issued by a financial institution. Certificate holders may experience delays in payments or losses if the full amounts due on the underlying installment sales contracts are not realized by the trust because of factors such as unanticipated legal or administrative costs of enforcing the contracts, or depreciation, damage or loss of the vehicles securing the contracts.

     Credit card receivable securities are backed by receivables from revolving credit card accounts. Certificates issued by credit card receivable trusts generally are pass-through securities. Competitive and general economic factors and an accelerated cardholder payment rate can adversely affect the rate at which new receivables are credited to an account, potentially shortening the expected weighted average life of the credit card receivable security and reducing its yield. Credit card accounts are unsecured obligations of the cardholder.

13. OPTIONS ON EQUITY SECURITIES. (Growth, Income, Northwest and Small Company Portfolios only.) The Growth, Income, Northwest and Small Company Portfolios may purchase and write (i.e., sell) covered call options. A call option is a short-term contract pursuant to which the purchaser or holder, in return for a premium paid, has the right to buy the equity security underlying the option at a specified exercise price (the strike price) at any time during the term of the option (for "American-style" options) or on the option expiration date (for "European-style" options). The writer of the call option, who received the premium, has the obligation, upon exercise of the option, to deliver the underlying equity security against payment of the strike price.


     The Portfolios will write call options on stocks only if they are covered, and such options must remain covered so long as a Portfolio is obligated as a writer. A call option is "covered" only if at the time the Portfolio writes the call, the Portfolio holds on a share-for-share basis the same security as the call written. A Portfolio must maintain such security in its portfolio from the time the Portfolio writes the call option until the option is exercised, terminated or expires. The Portfolios' use of options on equity securities is subject to certain special risks including the risk that the market value of the security will move adversely to the Portfolio's option position.


     The Portfolios may effect "closing purchase transactions." If a Portfolio, as a writer of an option, wishes to terminate the obligation, it may effect a closing purchase transaction by buying an option of the same series as the option previously written. A Portfolio will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction with respect to a call option is likely to be offset in whole or in part by appreciation of the underlying equity security owned by the Portfolio. There is no guaranty that closing purchase transactions can be effected.


     The Portfolios' use of options on equity securities is subject to certain special risks, in addition to the risk that the market value of the security will move adversely to the Portfolio's option position. An option position may be closed out only on an exchange, board of trade or other trading facility that provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or otherwise may exist. In such event it might not be possible to effect closing transactions in particular options. If a Portfolio as a covered call option writer is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.


     Reasons for the absence of a liquid secondary market on an exchange can include any of the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange;
     (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of any of the clearing corporations inadequate, and thereby result in the institution by an exchange of special procedures that may interfere with the timely execution of customers' orders.


14. OPTIONS ON STOCK INDICES. (Growth, Income, Northwest and Small Company Portfolios only.) The Growth, Income, Northwest and Small Company Portfolios may purchase put and call options on stock indices. Options on stock indices are similar to options on stock except that, rather than obtaining the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the stock index upon which the option is based is greater than (in the case of a call) or less than (in the case of a put) the strike price of the option. The amount of cash is equal to such difference between the closing price of the index and the strike price of the option times a specified multiple (the "multiplier"). If the option is exercised, the writer is obligated, in return for the premium received, to make delivery of this amount. Unlike stock options, all settlements are in cash, and gain or loss depends on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements in individual stocks.


     The Portfolios do not intend to invest more than 5% of their net assets at any one time in the purchase of puts and calls on stock indices. The Portfolios may effect "closing sale transactions," whereby a Portfolio may liquidate its position in an option it holds by selling an option of the same series as the option previously purchased. A Portfolio will realize a profit from a closing transaction if the price of the transaction is more than the premium paid to purchase the option. There is no guaranty that closing sale transactions can be effected.


     Investment in options on stock indices will be subject to the same risks as investment in options on equity securities, described above. In addition, the distinctive characteristics of options on indices create certain risks that are not present with stock options. Index prices may be distorted if trading of certain stocks included in the index is interrupted. Trading in index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of stocks included in the index. If this occurred, the Portfolios would not be able to close out options that they had purchased and, if restrictions on exercise were imposed, a Portfolio might be unable to exercise an option it holds, which could result in substantial losses to the Portfolio. The Portfolios generally will select stock indices that include a number of stocks sufficient to minimize the likelihood of a trading halt in options on the index.


     Although the markets for certain index option contracts have developed rapidly, the markets for other index options are still relatively illiquid. The ability of the Portfolios to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop in all index options contracts. The Portfolios will not purchase any index option contract unless and until the Portfolios' investment adviser believes the market for such options has developed sufficiently that the risk in connection with such transactions is no greater than the risk in connection with options on stocks.


     There are other special risks involved in purchasing put and call options on stock indices. If a Portfolio holds an index option and exercises it before final determination of the closing index value for that day, it runs the risk that the level of the underlying index may change before closing. If such a change causes the exercised option to fall out-of-the-money, the Portfolio will be required to pay the difference between the closing index value and the strike price of the option (times the applicable multiplier) to the assigned writer. Although the Portfolio may be able to minimize the risk by withholding exercise instructions until just before the daily cutoff time or by selling rather than exercising an option when the index level is close to the exercise price, it may not be possible to eliminate this risk entirely because the cutoff times for index options may be earlier than those fixed for other types of options and may occur before definitive closing index values are announced.


15. COMMERCIAL PAPER AND CERTIFICATES OF DEPOSIT. (Small Company Portfolio only.) In making temporary investments in commercial paper and certificates of deposit, the Portfolio will adhere to the following guidelines:


       a) Commercial paper must be rated A-1 or A-2 by Standard & Poor's Ratings Services, a division of The McGraw-Hill Companies, Inc. ("S&P") or Prime-1 or Prime-2 by Moody's Investors Services, Inc. ("Moody's") or issued by companies with an unsecured debt issue currently outstanding rated AA by S&P or Aa by Moody's or higher.

       b) Certificates of deposit ("CDs") must be issued by banks or savings and loan associations that have total assets of at least $1 billion or, in the case of a bank or savings and loan association not having total assets of at least $1 billion, the bank or savings and loan association is insured by the Federal Deposit Insurance Corporation ("FDIC").


16. CONTINGENT VALUE RIGHTS. (Small Company Portfolio only.) A contingent value right ("CVR") is a right issued by a corporation that takes on a pre-established value if the underlying common stock does not attain a target price by a specified date. Generally, a CVR's value will be the difference between the target price and the current market price of the common stock on the target date. If the common stock does attain the target price by the date, the CVR expires without value. CVRs may be purchased and sold as part of the underlying common stock or separately from the stock. CVRs may also be issued to owners of the underlying common stock as the result of a corporation's restructuring.


17. SOVEREIGN DEBT OBLIGATIONS. (Small Company Portfolio only.) Sovereign debt instruments are issued or guaranteed by foreign governments or their agencies. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Governments or governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and interest when due, and may require renegotiation or rescheduling of debt payments. Repayment of principal and interest may depend also upon political and economic factors.


18. INDEXED SECURITIES. (Small Company Portfolio only.) Indexed securities are securities whose prices are indexed to the prices of other securities, securities indices, currencies, commodities or other financial indicators. Indexed securities generally are debt securities whose value at maturity or interest rate is determined by reference to a specific instrument or statistic. Currency-indexed securities generally are debt securities whose maturity values or interest rates are determined by reference to values of one or more specified foreign currencies. Currency-indexed securities may be positively or negatively indexed; I.E., their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of different foreign securities relative to each other.


     The performance of an indexed security depends largely on the performance of the security, currency or other instrument to which they are indexed. Performance may also be influenced by interest rate changes in the United States and foreign countries. Indexed securities additionally are subject to credit risks associated with the issuer of the security. Their values may decline substantially if the issuer's creditworthiness deteriorates. Indexed securities may also be more volatile than their underlying instruments.


19. SHORT SALES AGAINST THE BOX. (Small Company Portfolio only.) The Portfolio may make short sales of securities or maintain a short position, provided that at all times when a short position is open the Portfolio owns an equal amount of such securities or an equal amount of the securities of the same issuer as the securities sold short (a "short sale against the box"). If the Portfolio engages in short sales against the box, it will incur transaction costs.


SPECIAL RISKS OF BELOW INVESTMENT GRADE BONDS

The Bond Portfolio may invest up to 20% of its assets in below investment grade bonds (commonly referred to as "high-yield" or "junk" bonds). Certain additional risks are associated with these bonds. Yields on below investment grade bonds will fluctuate over time. These bonds tend to reflect short-term economic and corporate developments to a greater extent than higher quality bonds which primarily react to fluctuations in interest rates. During an economic downturn or period of rising interest rates, issuers of below investment grade bonds may experience financial difficulties which adversely affect their ability to make principal and interest payments, meet projected business goals and obtain additional financing. In addition, issuers often rely on cash flow to service debt. Failure to realize projected cash flows may seriously impair the issuer's ability to service its debt load which in turn might cause a Portfolio to lose all or part of its investment in that security. SAM will seek to minimize these additional risks through diversification, careful assessment of the issuer's financial structure, business plan and management team and monitoring of the issuer's progress toward its financial goals.

The liquidity and price of below investment grade bonds can be affected by a number of factors, including investor perceptions and adverse publicity regarding major issues, underwriters or dealers of lower-quality corporate obligations. These effects can be particularly pronounced in a thinly-traded market with few participants and may adversely impact the Portfolio's ability to dispose of the bonds as well as make valuation of the bonds more difficult. Because there tend to be fewer investors in below investment grade bonds, it may be difficult for the Portfolio to sell these securities at an optimum time. Consequently, these bonds may be subject to more price changes, fluctuations in yield and risk to principal and income than higher-rated bonds of the same maturity.

Credit ratings evaluate the likelihood that an issuer will make principal and interest payments, but may not reflect market value risks associated with lower-rated bonds. Credit rating agencies may not timely revise ratings to reflect subsequent events affecting an issuer's ability to pay principal and interest.

PRINCIPAL SHAREHOLDERS OF THE PORTFOLIOS


At February 3, 1998 SAFECO Life Insurance Company ("SAFECO Life") owned the following percentages of the outstanding shares of the Portfolios listed:

Equity              96.87%
Growth              94.75%
Northwest             100%
Bond                  100%
Money Market          100%
Small Company         100%

     SAFECO Life is a Washington corporation and a wholly-owned subsidiary of SAFECO Corporation. SAFECO Corporation, also a Washington corporation, has its principal place of business at SAFECO Plaza, Seattle, WA 98185. SAFECO Life has its principal place of business at 15411 N.E. 51st Street, Redmond, Washington.


ADDITIONAL INFORMATION ON CALCULATION OF NET ASSET VALUE PER SHARE

The portfolio instruments of the Money Market Portfolio are valued on the basis of amortized cost. The valuation of the Money Market Portfolio securities based upon its amortized cost and the maintenance of its net asset value per share at $1.00 is permitted pursuant to Rule 2a-7 under the 1940 Act. Pursuant to that rule, the Money Market Portfolio will maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only securities having remaining maturities of thirteen months or less and invest only in securities determined by SAM under guidelines adopted by the Board of Trustees to be of high quality with minimal credit risks. The Board of Trustees has established procedures designed to stabilize, to the extent reasonably possible, the Portfolio's price-per-share as computed for the purpose of sales and redemptions at $1.00. These procedures include a review of the Portfolio's holdings by the Board of Trustees, at such intervals as it may deem appropriate, to determine whether the Portfolio's net asset value per share, calculated by using available market quotations, deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing contract owners. In the event the Board of Trustees determines that such a deviation exists, it will take such corrective action as it regards as necessary and appropriate, including, but not limited to: selling portfolio investments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; or establishing the net asset value per share by using available market quotations.


Short-term debt securities held by each Portfolio having a remaining maturity of less than 60 days when purchased, and securities originally purchased with maturities in excess of 60 days but which currently have maturities of 60 days or less, may be valued at cost adjusted for amortization of premiums or accrual of discounts, or under such other methods as the Board of Trustees may from time to time deem to be appropriate. The cost of those securities that had original maturities in excess of 60 days shall be determined by their fair market value up until the 61st day prior to maturity. All other securities and assets held by the Portfolios will be appraised in accordance with those procedures established by the Board of Trustees in good faith in computing the fair market value of those assets.

ADDITIONAL PERFORMANCE INFORMATION

EQUITY, GROWTH, NORTHWEST, BOND AND SMALL COMPANY PORTFOLIOS

The yield for the 30-day period ended December 31, 1997 for the Bond Portfolio was 3.87%

Yield is computed using the following formula:

                                 a-b   6
                     Yield = 2 [(---+1)   - 1]
                                 cd

     Where: a = dividends and interest earned during the period

            b = expenses accrued for the period (net of reimbursements)

            c = the average daily number of shares outstanding during
                the period that were entitled to receive dividends

            d = the maximum offering price per share on the last day of the period

The total returns, expressed as a percentage, for the one-year, five-year, and ten-year periods ended December 31, 1997 for the Equity and Bond Portfolios were as follows:




Portfolio           1 Year         5 Year              10 Year

 Equity             24.85%         179.25%             480.97%
 Bond                8.41%          37.86%             113.09%
113.0




The total returns, expressed as a percentage, for the one-year, and since effective date periods ended December 31, 1997 for the Growth and Northwest

Portfolios were as follows:



                         Since               # of
Portfolio      1 Year    Effective Date      Months    Effective Date
---------      ------    --------------      ------    --------------

Growth         44.55%        305.87%         59        January 7, 1993
Northwest      31.02%        63.14%          59        January 7, 1993



The total return, expressed as a percentage, for the eight-month period ended December 31, 1997 for the Small Company Portfolio was 28.40

The average annual total returns, expressed as a percentage, for the one-, five- and ten-year periods ended December 31, 1997 for the Equity and Bond Portfolios were as follows:



Portfolio      1 Year         5 Year         10 Year

Equity         24.85%         22.80%         19.24%
Bond           8.41%          6.63%          7.86%



The average annual total returns, expressed as a percentage, for the one-year and since effective date periods ended December 31, 1997 for the Growth and Northwest Portfolios were as follows:



                         Since               # of
Portfolio      1 Year    Effective Date     Months    Effective Date
---------      ------    --------------     ------    --------------

Growth         44.55%         32.97%           59      January 7, 1993
Northwest      31.02%         10.47%           59      January 7, 1993




The total return is computed using the following formula:

               ERV-P
          T = ------- X 100
                 P

The average annual total return is computed using the following formula:

                        -----
               A =( n\/ ERV/P - 1) x 100


          Where: T = total return

                 A = average annual total return

                 n = number of years

               ERV = ending redeemable value of a hypothetical
                     $1,000 investment at the end of a specified period of time

                 P = a hypothetical initial investment of $1,000

In making the above calculations, all dividends and capital-gain distributions are assumed to be reinvested at the respective Portfolio's NAV on the reinvestment date.

MONEY MARKET PORTFOLIO:


The yield and effective yield for the Money Market Portfolio of the Trust for the 7-day period ended December 31, 1997, are 3.55% and 3.61%, respectively.


Yield is computed using the following formula:

                       (x-y) -z                          365
               Yield = [------ ] = Base Period Return X -----
                           y                              7

           Where: x = value of one share at the end of a 7-day period

                  y = value of one share at the beginning of a 7-day
                      period ($1.00)

                  z = capital changes during the 7-day period, if any

Effective yield is computed using the following formula:

     Effective yield = [(Base Period Return + 1) 365/7 ] -1

The Portfolios may occasionally reproduce articles or portions of articles about the Portfolios written by independent third parties such as financial writers, financial planners and financial analysts, which have appeared in financial publications of general circulation or financial newsletters (including but not limited to BARRONS, BUSINESS WEEK, FABIANS, FORBES, FORTUNE, INVESTOR'S BUSINESS DAILY, KIPLINGER'S, MONEY MAGAZINE, MORNINGSTAR MUTUAL FUNDS, MUTUAL FUNDS FORECASTER, MUTUAL FUNDS MAGAZINE, NEWSWEEK, PENSIONS & INVESTMENTS, RUCKEYSER'S MUTUAL FUNDS, TELESWITCH, TIME MAGAZINE, U.S. NEWS AND WORLD REPORT, YOUR MONEY AND THE WALL STREET JOURNAL).

Each Portfolio may present in its advertisements and sales literature (i) a biography or the credentials of its portfolio manager (including but not limited to educational degrees, professional designations, work experience, work responsibilities and outside interests), (ii) current facts (including but not limited to number of employees, number of shareholders, business characteristics) about its investment adviser (SAM) or the investment adviser's parent company (SAFECO Corporation) or (iii) descriptions, including quotations attributable to the portfolio manager, of the investment style used to manage the Portfolio, the research methodologies underlying securities selection and a Portfolio's investment objective and (iv) information about particular securities held by a Portfolio.

From time to time, each Portfolio may discuss its performance in relation to the performance of relevant indices and/or representative peer groups. Such discussions may include how a Portfolio's investment style (including but not limited to portfolio holdings, asset types, industry/sector weightings and the purchase and sale of specific securities) contributed to such performance.

In addition, each Portfolio may comment on the market and economic outlook in general, on specific economic events, on how these conditions have impacted its performance and on how the portfolio manager will or has addressed such conditions.

TRUSTEES AND OFFICERS

 Name, Address and Age   Position(s) Held         Principal Occupations(s)
                             with the               During Past 5 Years
                              Trust

 Boh A. Dickey*         Chairman and Trustee   President, Chief Operating
 SAFECO Plaza                                  Officer, and Director of SAFECO
 Seattle, WA 98185                             Corporation. Previously,
 (53)                                          Executive Vice President and
                                               Chief Financial Officer. He has
                                               been an executive officer of
                                               SAFECO Corporation subsidiaries
                                               since 1982. See table under
                                               "Investment Advisory and Other
                                               Services."

 Barbara J. Dingfield   Trustee                Manager, Corporate Contributions
 Microsoft Corporation                         and Community Programs for
 One Microsoft Way                             Microsoft Corporation, Redmond,
 Redmond, WA 98052                             Washington, a computer software
 (52)                                          company; Director and former
                                               Executive Vice President of
                                               Wright Runstad & Co., Seattle,
                                               Washington, a real estate
                                               development company; Director of
                                               First SAFECO National Life
                                               Insurance Company of New York.

 David F. Hill*         President              President of SAFECO Securities,
 SAFECO Plaza           Trustee                Inc. and SAFECO Services
 Seattle, WA 98185                             Corporation; Senior Vice
 (49)                                          President of SAFECO Asset
                                               Management Company. See table
                                               under "Investment Advisory and
                                               Other Services."

 Richard W. Hubbard     Trustee                Retired Vice President and
 1270 NW Blakely Ct.                           Treasurer of the Trust and other
 Seattle, WA 98177                             SAFECO Trusts; retired Senior
 (68)                                          Vice President and Treasurer of
                                               SAFECO Corporation; former
                                               President of SAFECO Asset
                                               Management Company; Director of
                                               First SAFECO National Life
                                               Insurance Company of New York;
                                               Member of Diocese of Olympia
                                               Investment Committee.

 Richard E. Lundgren    Trustee                Director of Marketing and
 764 S. 293rd Street                           Customer Relations, Building
 Federal Way, WA 98032                         Materials Distribution,
 (60)                                          Weyerhaeuser Company, Tacoma,
                                               Washington; Director of First
                                               SAFECO National Life Insurance
                                               Company of New York.

 Larry L. Pinnt         Trustee                Retired Vice President and Chief
 1600 Bell Plaza,                              Financial Officer U.S. WEST
 Room 1802                                     Communications, Seattle,
 Seattle, WA 98191                             Washington; Member of University
 (63)                                          of Washington Medical Center

                                               Board, Seattle, Washington;
                                               Director of Cascade Natural Gas
                                               Corporation, Seattle,
                                               Washington; Director of First
                                               SAFECO National Life Insurance
                                               Company of New York.

 John W. Schneider      Trustee                President of Wallingford Group,
 1808 N. 41st St.                              Inc., Seattle, Washington;
 Seattle, WA 98103                             former President of Coast
 (56)                                          Hotels, Inc., Seattle,
                                               Washington; Director of First
                                               SAFECO National Life Insurance
                                               Company of New York.

 Neal Fuller            Vice President         Vice President, Controller,
 SAFECO Plaza           Controller             Assistant Secretary and
 Seattle, WA 98185      Assistant              Treasurer of SAFECO Securities,
 (35)                   Secretary              Inc. and SAFECO Services
                                               Corporation; Vice President,
                                               Controller, Secretary and
                                               Treasurer of SAFECO Asset
                                               Management Company. See table
                                               under "Investment Advisory and
                                               Other Services."

 Ronald L. Spaulding    Vice President         Chairman of SAFECO Asset
 SAFECO Plaza           Treasurer              Management Company; Treasurer
 Seattle, WA 98185                             and Chief Investment Officer of
 (54)                                          SAFECO Corporation; Vice
                                               President of SAFECO Insurance
                                               Companies; Director, Vice
                                               President and Treasurer of First
                                               SAFECO National Life Insurance
                                               Company of New York; former
                                               Senior Portfolio Manager of
                                               SAFECO insurance companies and
                                               Portfolio Manager for SAFECO
                                               mutual funds. See table under
                                               "Investment Advisory and Other
                                               Services."

 David H. Longhurst     Assistant              Assistant Controller of SAFECO
 SAFECO Plaza           Controller             Securities, Inc., SAFECO
 Seattle, WA 98185                             Services Corporation and SAFECO
 (40)                                          Asset Management Company; former
                                               Senior Manager with Ernst &
                                               Young LLP, an independent
                                               accounting company.

 Stephen D. Collier     Assistant Secretary    Assistant Secretary of SAFECO
 (45)                                          Asset Management Company, SAFECO
                                               Securities, Inc. and SAFECO
                                               Services Corporation. He has
                                               been an executive officer of
                                               SAFECO Insurance Company and
                                               subsidiaries since 1991.

*Trustees who are interested persons as defined by the 1940 Act.

At February 3, 1998, none of the Trustees and officers of the Trust owned shares of any series of the Trust. Each Trustee and officer of the Trust holds the same position(s) with five other registered open-end, management investment companies that have, in the aggregate, nineteen series companies managed by SAM.

                                  COMPENSATION TABLE
                             FOR THE FISCAL YEAR ENDING
                                  DECEMBER 31, 1997





                                                                                     Total
                                             Pension or                              Compensation
                                             Retirement                              From
                                             Benefits            Estimated           Registrant and
                    Aggregate                Accrued As          Annual              Fund Complex
                    Compensation             Part of Fund        Benefits Upon       Paid to
Trustee             from Registrant          Expenses            Retirement          Trustees
-------             ---------------          --------            ----------          --------

Boh A. Dickey       N/A                      N/A                 N/A                 N/A

Barbara J.          $5,188.47                N/A                 N/A                 $22,750
Dingfield

David F. Hill       N/A                      N/A                 N/A                 N/A

Richard W.
Hubbard             $4,805.11                N/A                 N/A                 $21,000

Richard E.
Lundgren            $5,188.47                N/A                 N/A                 $22,750

Larry L. Pinnt      $5,188.47                N/A                 N/A                 $22,750

John W.
Schneider           $5,188.47                N/A                 N/A                 $22,750




Currently, there is no pension, retirement, or other plan or any arrangement pursuant to which Trustees or officers of the Trust are compensated by the Trust.


INVESTMENT ADVISORY AND OTHER SERVICES

SAM, SAFECO Securities, Inc. ("SAFECO Securities") and SAFECO Services Corporation ("SAFECO Services") are wholly-owned subsidiaries of SAFECO Corporation. SAFECO Securities is the principal underwriter and SAFECO Services is the transfer, dividend and distribution disbursement and shareholder servicing agent for each Portfolio under agreements with the Trust.


The following individuals have the following positions and offices with the Trust, SAM, SAFECO Securities and SAFECO Services:


                                                    SAFECO            SAFECO
 Name              Trust           SAM              Securities        Services
 ----              -----           ---              ----------        --------

B. A. Dickey      Chairman                                            Director
                  Trustee

D. F. Hill        President        Senior           President         President
                  Trustee          Vice             Director          Director
                                   President        Secretary         Secretary
                                   Director

N. A. Fuller      Vice             Vice             Vice              Vice
                  President        President        President         President
                  Controller       Controller       Controller        Controller
                  Assistant        Assistant        Assistant         Assistant
                  Secretary        Treasurer        Secretary         Secretary
                                                    Treasurer         Treasurer

R. A. Spaulding   Vice             Chairman         Director          Director
                  President        Director
                  Treasurer

S. C. Bauer                        President
                                   Director

D. H. Longhurst   Assistant        Assistant        Assistant         Assistant
                  Controller       Controller       Controller        Controller

S.D. Collier      Assistant        Assistant        Assistant         Assistant
                  Secretary        Secretary        Secretary         Secretary

Mr. Dickey is President , Chief Operating Officer and a Director of SAFECO Corporation, and Mr. Spaulding is a Vice President and Treasurer of SAFECO Corporation. Messrs. Dickey and Spaulding are also Directors of other SAFECO Corporation subsidiaries.


In connection with the investment advisory contract with the Trust, SAM furnishes or pays for all facilities and services furnished or performed for or on behalf of the Trust and each Portfolio that include furnishing office facilities, books, records and personnel to manage the Trust's and each Portfolio's affairs and paying certain expenses.

For the services and facilities furnished by SAM, the Trust has agreed to pay an annual fee of .74% for the Equity, Growth, Northwest and Bond Portfolios, .85% for the Small Company Portfolio and .65% for the Money Market Portfolio computed on the basis of the average market value of the net assets of each Portfolio ascertained each business day and paid monthly. During its last three fiscal years, the Trust paid SAM the following investment advisory fees for each
Portfolio:

                         Investment Advisory Fees Paid to SAM


                                   Years Ended
               December 31         December 31         December 31
Portfolio      1997                1996                1995
---------      --------------------------------------------

Equity         $2,429,000          $1,488,000          $961,000
Bond           $  120,000          $  113,000          $ 93,000
Northwest      $  104,000          $   56,000          $ 40,000
Growth         $1,227,000          $  519,000          $200,000
Money Market   $  108,000          $   63,000          $ 54,000




For the period April 30, 1997 (effective date) to December 31, 1997, the Trust paid SAM $40,000 in investment advisory fees for the Small Company Portfolio.

State Street Bank and Trust Company, 1776 Heritage Drive, North Quincy, MA 02170 is the custodian of the securities and cash of each Portfolio under an agreement with the Trust. Ernst & Young LLP, 999 Third Avenue, Suite 3500, Seattle, Washington 98104 is the independent auditor which audits the financial statements of the Trust.

SAFECO Services, SAFECO Plaza, Seattle, Washington 98185, is the transfer, dividend, and distribution disbursement and shareholder servicing agent for each Portfolio under an agreement with the Trust. SAFECO Services is responsible for all required transfer agent activity, including maintenance of records for each Portfolio's shareholders, records of transactions involving each Portfolio's shares and the compilation, distribution, or reinvestment of income dividends or capital gains distributions. SAFECO Services is not compensated by the Trust or the Portfolios for these services.

SAFECO Securities is the principal underwriter for each Portfolio and distributes each Portfolio's shares on a continuous best efforts basis under an agreement. SAFECO Securities is not compensated by the Trust or the Portfolios for underwriting, distribution or other activities.

BROKERAGE PRACTICES


Brokers typically charge commissions or mark-ups/mark-downs to effect securities transactions. The Portfolios may also purchase securities from underwriters, the price of which will include a commission or concession paid by the issuer to the underwriter. The purchase price of securities purchased from dealers serving as market makers will include the spread between the bid and asked prices. Brokerage transactions involving securities of companies domiciled in countries other than the United States will normally be conducted on the principal stock exchanges of those countries. In most international markets, commission rates are not negotiable and may be higher than the negotiated commission rates available in the United States. There is generally less government supervision and regulation of foreign stock exchanges and broker-dealers than in the United States.

SAM determines the broker/dealers through whom securities transactions for the Portfolios are executed. SAM may select a broker/dealer who may receive a commission for portfolio transactions exceeding the amount another broker/dealer would have charged for the same transaction if SAM determines that such amount of commission is reasonable in relation to the value of the brokerage and research services performed or provided by the broker/dealer, viewed in terms of either that particular transaction or SAM's overall responsibilities to the client for whose account such portfolio transaction is executed and other accounts advised by SAM. Research services include market information, analysis of specific issues, presentation of special situations and trading opportunities on a timely basis, advice concerning industries, economic factors and trends, portfolio strategy and performance of accounts. Research services come in the form of written reports, telephone conversations between brokerage security analysts and members of SAM's staff, and personal visits by such analysts and brokerage strategists and economists to SAM's office.


Research services are used in advising all accounts, including accounts advised by related persons of SAM, and not all such services are necessarily used by SAM in connection with the specific account that paid commissions to the broker/dealer providing such services. SAM does not acquire research services through the generation of credits with respect to principal transactions or transactions in financial futures.

The overall reasonableness of broker commissions paid is evaluated periodically. Such evaluation includes review of what competing broker/dealers are willing to charge for similar types of services and what discounts are being granted by brokerage firms. The evaluation also considers the timeliness and accuracy of the research received.


The following table states the total amount of brokerage expenses for the Portfolios listed for the fiscal years ending December 31, 1997, 1996, and 1995 respectively:



                                   Years Ended
               December 31         December 31         December 31
Portfolio      1997                1996                1995
---------      --------------------------------------------

Equity         $302,000            $314,000            $$286,000
Northwest      $ 17,000            $  8,000            $  $1,000
Growth         $313,000            $135,000            $ $82,000




The brokerage expenses for the Small Company Portfolio for the period from April 30, 1997 (effective date) to December 31, 1997 were $11,000.


Because the portfolio securities purchased and sold by the Bond and Money Market Portfolios are traded on a principal basis, no commission is charged.

DISTRIBUTIONS AND TAX INFORMATION

DISTRIBUTIONS. The Portfolios will receive income in the form of dividends and interest earned on their investments in securities. This income, less the expenses incurred in their operations, is the Portfolios' net investment income, substantially all of which will be declared as dividends to the Portfolios' shareholders (the separate accounts of Participating Insurance Companies and Qualified Plans).





Any per-share dividend or distribution paid by a Portfolio reduces the Portfolio's net asset value per share on the date paid by the amount of the dividend or distribution per share. As stated in the Prospectus, dividends and other distributions will generally be made in the form of additional shares of the Portfolios.

TAX INFORMATION. Each Portfolio is treated as a separate corporation for federal income tax purposes. Each Portfolio intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986 ("Code"). In order to qualify for treatment as a regulated investment company under the Code, a Portfolio must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of taxable net investment income and net short-term capital gain) and diversify its holdings, as reflected in the Portfolio's investment policies. Each Portfolio intends to make sufficient distributions to shareholders to relieve it from liability for federal excise and income taxes.

Each Portfolio will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on December 31 (by election) of that year, plus certain other amounts.

The excess of net long-term capital gains over net short-term capital loss realized by a Portfolio on portfolio transactions, when distributed by the Portfolio, is subject to long-term capital gains treatment under the Code, regardless of how long the Participating Insurance Company or Qualified Plan has held the shares of the Portfolio. Distributions of net short-term capital gains realized from portfolio transactions are treated as ordinary income for federal income tax purposes. The tax consequences described above apply whether distributions are taken in cash or in additional shares.


The Trust and the Portfolios intend to comply with the requirements of Section 817(h) of the Internal Revenue Code and related regulations, including certain diversification requirements that are in addition to the diversification requirements of Subchapter M and the Investment Company Act. Failure to comply with the requirements of Section 817(h) could result in taxation of the insurance company and immediate taxation of the owners of variable contracts to the full extent of appreciation under the contracts.

Shares of a Portfolio underlying variable contracts that comply with the requirements of Section 817(h) and related regulations will generally be treated as owned by the insurance company and not by the owners of variable contracts. In that case, income derived from the appreciation in shares of the Portfolio would not be currently taxable to the owners of variable contracts. Owners of variable contracts that do not comply with the requirements of Section 817(h) would generally be subject to immediate taxation of the appreciation under the contracts.


Section 817(h) requires that the investment portfolios underlying variable life insurance and variable annuity contracts be "adequately diversified." Section 817(h) contains a safe harbor provision which provides that a variable life insurance or variable annuity contract will meet the diversification requirements if, as of the close of each calendar quarter, (i) the assets underlying the contract meet the diversification standards for a regulated investment company under Subchapter M of the Internal Revenue Code, and (ii) no more than 55% of the total assets of the account consist of cash, cash items, U.S. Government securities and securities of regulated investment companies.


Treasury Department regulations provide an alternative test to the safe harbor provision to meet the diversification requirements. Under these regulations, an investment portfolio will be adequately diversified if (i) not more than 55% of the value of its total assets is represented by any one investment; (ii) not more than 70% of the value of its total assets is represented by any two investments; (iii) not more than 80% of the value of its total assets is represented by any three investments; and (iv) not more than 90% of the value of its total assets is represented by any four investments. These limitations are increased for investment portfolios which are invested in whole or in part of U.S. Treasury securities.

Stock of a regulated investment company, such as a Portfolio, held in an insurance company's separate accounts underlying variable life insurance or variable annuity contracts may be treated as a single investment for purposes of the diversification rules of Section 817(h). A special rule in Section 817(h), however, allows a shareholder of a regulated investment company to "look-through" the company and treat a pro rata share of the company's assets as owned directly by the shareholder. This special "look-through" rule may make it easier to comply with the diversification requirements of Section 817(h). To qualify for "look-through" treatment, public access to the regulated investment company must generally be limited to (i) the purchase of a variable contract,
(ii) life insurance companies' general accounts, and (iii) qualified pension or retirement plans. Interests in the Portfolios are sold only to insurance company separate accounts to fund the benefits of variable contracts, and may be sold to qualified pension and retirement plans.

Even if the diversification requirements of Section 817(h) are met, the owner of a variable contract might be subject to current federal income taxation if the owner has excessive control over the investments underlying the contract. The Treasury Department has indicated that guidelines might be forthcoming that address this issue. At this time, it is impossible to predict where they may be issued, what the guidelines will include and the extent, if any, to which they may be retroactive.


In order to maintain the variable contracts' status as annuities or insurance contracts, the Trust may in the future find it necessary, and reserves the right, to take certain actions, including, without limitation, amending a Portfolio's investment objective (upon SEC or shareholder approval) or substituting shares of one Portfolio for another.


FINANCIAL STATEMENTS


The following financial statements for the Growth, Equity, Bond, Northwest, and Money Market Portfolios and the report thereon of Ernst & Young LLP, independent auditors, are incorporated herein by reference to each Portfolio's Annual Report for the year ended December 31, 1997.

     Portfolio of Investments as of December 31, 1997
     Statement of Assets and Liabilities as of December 31, 1997
     Statement of Operations for the Year Ended December 31, 1997
     Statement of Changes in Net Assets for the Years Ended December 31, 1997
          and December 31, 1996
     Notes to Financial Statements

The following financial statements for the Small Company Portfolio and the report thereon of Ernst & Young LLP, independent auditors, are incorporated herein by reference to the Portfolio's Annual Report for the period ended December 31, 1997.

          Portfolio of Investments as of December 31, 1997
          Statement of Assets and Liabilities as of December 31, 1997
          Statement of Operations for the Period from April 30, 1997
               (effective date) to December 31, 1997
          Statement of Changes in Net Assets for the Period from April 30, 1997
               (effective date) to December 31, 1997
          Notes to Financial Statements



A copy of each Portfolio's Annual Report accompanies this Statement of Additional Information. Additional copies may be obtained by calling 1-800-624-5711 or by writing to the address on the first page of this Statement of Additional Information.